Derivative Liabilities (Details 1)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Expected Volatility		335.00%
Risk-free Interest Rate		1.39%
Expected Dividend Yield	0.00%	0.00%	0.00%
Expected Life (in years)		2 months 30 days
Minimum [Member]
Expected Volatility	209.47%		134.00%
Risk-free Interest Rate	2.14%		0.20%
Expected Life (in years)	3 months	3 months	3 months
Maximum [Member]
Expected Volatility	261.90%		216.00%
Risk-free Interest Rate	2.36%		1.03%
Expected Life (in years)	6 months	2 years 6 months	2 years 6 months